Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 82,066	$ 59,320
Customer accounts	1,644,021	1,441,810
Repurchase agreements – non-trading	111,980	140,528
Trading liabilities	75,266	83,170
Financial liabilities designated at fair value	160,924	177,060
Derivatives	305,051	241,291
Debt securities in issue	101,642	109,315
Subordinated liabilities	37,847	37,844
Other financial liabilities	162,244	152,398
Cash flows payable under financial liabilities	2,681,041	2,442,736
Loan and other credit-related commitments	844,770	797,608
Financial guarantees	18,384	20,214
Cash flows payable under financial liabilities and other contractual commitments	3,544,195	3,260,558
Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	61,001	46,471
Customer accounts	1,530,584	1,288,577
Repurchase agreements – non-trading	102,664	132,156
Trading liabilities	75,266	83,170
Financial liabilities designated at fair value	18,815	13,447
Derivatives	300,158	237,897
Debt securities in issue	6,551	8,757
Subordinated liabilities	739	1,847
Other financial liabilities	140,094	127,898
Cash flows payable under financial liabilities	2,235,872	1,940,220
Loan and other credit-related commitments	842,945	795,243
Financial guarantees	18,200	20,007
Cash flows payable under financial liabilities and other contractual commitments	$ 3,097,017	$ 2,755,470
Proportion of cash flows payable in period	87.00%	85.00%
Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 1,442	$ 4,167
Customer accounts	64,809	81,037
Repurchase agreements – non-trading	3,984	3,403
Trading liabilities	0	0
Financial liabilities designated at fair value	7,556	4,666
Derivatives	356	105
Debt securities in issue	12,709	17,374
Subordinated liabilities	170	0
Other financial liabilities	9,120	9,079
Cash flows payable under financial liabilities	100,146	119,831
Loan and other credit-related commitments	434	601
Financial guarantees	13	37
Cash flows payable under financial liabilities and other contractual commitments	$ 100,593	$ 120,469
Proportion of cash flows payable in period	3.00%	4.00%
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 1,639	$ 4,227
Customer accounts	40,755	62,105
Repurchase agreements – non-trading	3,257	3,565
Trading liabilities	0	0
Financial liabilities designated at fair value	19,243	14,747
Derivatives	579	522
Debt securities in issue	29,520	38,423
Subordinated liabilities	1,102	2,908
Other financial liabilities	5,113	6,792
Cash flows payable under financial liabilities	101,208	133,289
Loan and other credit-related commitments	740	561
Financial guarantees	93	102
Cash flows payable under financial liabilities and other contractual commitments	$ 102,041	$ 133,952
Proportion of cash flows payable in period	3.00%	4.00%
Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 17,352	$ 3,371
Customer accounts	7,720	9,900
Repurchase agreements – non-trading	1,058	368
Trading liabilities	0	0
Financial liabilities designated at fair value	59,835	76,155
Derivatives	1,830	1,076
Debt securities in issue	28,787	36,584
Subordinated liabilities	7,024	5,197
Other financial liabilities	5,030	5,637
Cash flows payable under financial liabilities	128,636	138,288
Loan and other credit-related commitments	480	886
Financial guarantees	37	68
Cash flows payable under financial liabilities and other contractual commitments	$ 129,153	$ 139,242
Proportion of cash flows payable in period	4.00%	4.00%
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 632	$ 1,084
Customer accounts	153	191
Repurchase agreements – non-trading	1,017	1,036
Trading liabilities	0	0
Financial liabilities designated at fair value	55,475	68,045
Derivatives	2,128	1,691
Debt securities in issue	24,075	8,177
Subordinated liabilities	28,812	27,892
Other financial liabilities	2,887	2,992
Cash flows payable under financial liabilities	115,179	111,108
Loan and other credit-related commitments	171	317
Financial guarantees	41	0
Cash flows payable under financial liabilities and other contractual commitments	$ 115,391	$ 111,425
Proportion of cash flows payable in period	3.00%	3.00%
HSBC Holdings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	$ 330	$ 464
Financial liabilities designated at fair value	27,805	34,000
Derivatives	3,087	2,021
Debt securities in issue	72,919	65,509
Subordinated liabilities	30,029	29,736
Other financial liabilities	4,865	1,840
Cash flows payable under financial liabilities	139,035	133,570
Loan and other credit-related commitments	0	0
Financial guarantees	13,787	11,061
Cash flows payable under financial liabilities and other contractual commitments	152,822	144,631
HSBC Holdings | Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	70	88
Derivatives	3,085	1,838
Debt securities in issue	135	128
Subordinated liabilities	82	1,588
Other financial liabilities	3,769	956
Cash flows payable under financial liabilities	7,141	4,598
Loan and other credit-related commitments	0	0
Financial guarantees	13,787	11,061
Cash flows payable under financial liabilities and other contractual commitments	20,928	15,659
HSBC Holdings | Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	330	464
Financial liabilities designated at fair value	1,109	168
Derivatives	0	0
Debt securities in issue	760	244
Subordinated liabilities	156	154
Other financial liabilities	690	519
Cash flows payable under financial liabilities	3,045	1,549
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	3,045	1,549
HSBC Holdings | Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,412	784
Derivatives	2	0
Debt securities in issue	3,354	1,137
Subordinated liabilities	726	718
Other financial liabilities	370	365
Cash flows payable under financial liabilities	5,864	3,004
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	5,864	3,004
HSBC Holdings | Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	9,110	14,776
Derivatives	0	105
Debt securities in issue	31,567	38,690
Subordinated liabilities	7,513	5,743
Other financial liabilities	0	0
Cash flows payable under financial liabilities	48,190	59,314
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	48,190	59,314
HSBC Holdings | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	16,104	18,184
Derivatives	0	78
Debt securities in issue	37,103	25,310
Subordinated liabilities	21,552	21,533
Other financial liabilities	36	0
Cash flows payable under financial liabilities	74,795	65,105
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 74,795	$ 65,105